Commitments, contingencies and guarantees - Commitments outstanding (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2019	Mar. 31, 2019
Commitments to extend credit [Member]
Commitments [Line Items]
Commitments outstanding	¥ 2,397,707	¥ 2,694,368
Liquidity facilities to central clearing counterparties [Member]
Commitments [Line Items]
Commitments outstanding	1,117,783	1,593,439
Commitments to invest [Member]
Commitments [Line Items]
Commitments outstanding	¥ 15,639	¥ 14,413